TEMPLETON FUNDS

300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288
Telephone 954.527.7500

January 4, 2021

Filed Via EDGAR (CIK 0000225930)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Funds

File Nos. 002-60067 and 811-02781

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2021.

Very truly yours,

Templeton Funds

/s/ Lori A. Weber

Lori A. Weber

Vice President and Secretary

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